Convertible redeemable non-controlling interests and convertible non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Convertible redeemable non-controlling interests and convertible non-controlling interests
Schedule of convertible redeemable non-controlling interests and convertible non-controlling interests

	Convertible redeemable	Convertible non‑
	non‑controlling interests	controlling interests
	RMB	RMB
Balance as of December 31, 2019	—	—
Issuance of convertible redeemable non‑controlling interests and convertible non‑controlling interests, net of issuance costs	3,180,218	99,851
Accretion of convertible redeemable non‑controlling interests to redemption value	165,047	—
Balance as of December 31, 2020	3,345,265	99,851
Issuance of convertible redeemable non‑controlling interests and convertible non‑controlling interests, net of issuance costs	8,225,007	969,506
Accretion of convertible redeemable non‑controlling interests to redemption value	687,617	—
Balance as of December 31, 2021	12,257,889	1,069,357